Certnas

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

15008520

*By Electronic Mail*

December 3, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on December 2, 2015 The Nasdaq Stock Market (the "Exchange") received from Midatech Pharma PLC (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

American Depositary Shares, each representing two ordinary shares

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery